Stockholders' Equity - Summary of Non-controlling Interests (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	R$ 12,540	R$ 13,684
Net Income	700	732	R$ 32
Itau CorpBanca [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	11,270	11,645
Net Income	504	539
Itau Corpbanca Colombia S.A. [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	406	1,268
Net Income	(16)	(2)
Financeira Itau CBD S.A. Credito, Financiamento e Investimento [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	446	364
Net Income	131	105
Luizacred S A Soc Cred Financiamento Investimento [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	295	288
Net Income	20	44
Others [Member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests	123	119
Net Income	R$ 61	R$ 46